Income Taxes (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income (Loss) before Taxes by Domestic and Foreign Sources (Table Amounts) [Abstract]
Domestic income	$ 2,319	$ 1,944	$ 1,739
Foreign income	47	126	102
Earnings from continuing operations before income taxes	$ 2,366	$ 2,070	$ 1,841